Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Apr. 13, 2023
Document Information Line Items
Entity Registrant Name	MMTEC, INC.
Trading Symbol	MTC
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		85,145,041
Amendment Flag	false
Entity Central Index Key	0001742518
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38766
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 2302, 23rd Floor
Entity Address, Address Line Two	FWD Financial Center
Entity Address, Address Line Three	308 Des Voeux Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Title of 12(b) Security	Common Shares, par value $0.01
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	206
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Entity Address, Postal Zip Code	100027
Business Contact
Document Information Line Items
Entity Address, Address Line One	FWD Financial Center
Entity Address, Address Line Two	308 Des Voeux Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Contact Personnel Name	Xiangdong Wen
City Area Code	+852
Local Phone Number	36908356
Entity Address, Postal Zip Code	100027